Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000243281
Shareholder Report [Line Items]
Fund Name	MUSQ Global Music Industry Index ETF
Class Name	MUSQ Global Music Industry Index ETF
Trading Symbol	MUSQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://musqetf.com/investor-materials. You can also request this information by contacting us at 855-687-7383.
Additional Information Phone Number	855-687-7383
Additional Information Website	https://musqetf.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MUSQ Global Music Industry Index ETF	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	MUSQ Global Music Industry Index ETF	VettaFi Full World Index (USD) (TR)Footnote Reference*	MSCI ACWI Index (USD) (NR)Footnote Reference†Footnote Reference‡	MUSQ Global Music Industry Index (USD) (TR)Footnote Reference*
Jul/23	$10,000	$10,000	$10,000	$10,000
Apr/24	$9,993	$11,403	$11,367	$10,054
Apr/25	$10,471	$12,821	$12,713	$10,604
Apr/26	$10,554	$16,867	$16,654	$10,792

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 21,901,146
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 179,213
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$21,901,146	32	$179,213	41%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.8%
Information Technology	5.5%
Consumer Discretionary	17.7%
Communication Services	75.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Live Nation Entertainment	11.2%
Universal Music Group	9.6%
Spotify Technology	9.2%
Tencent Music Entertainment Group ADR	6.7%
Alphabet, Cl A	5.9%
Amazon.com	5.5%
Madison Square Garden Entertainment, Cl A	4.9%
CTS Eventim	4.9%
HYBE	4.9%
Warner Music Group, Cl A	4.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	855-687-7383
Updated Prospectus Web Address	https://musqetf.com/investor-materials